IMPAIRMENT - Mineral Property Impairments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment Loss (Reversal Of Impairment Loss) Recognised In Profit Or Loss, Operating Mines	$ 214.9
Non-operating mining properties	1,707.8	$ 0.0
Impairment loss (reversal of impairment loss) recognised in profit or loss	(1,922.7)
Non-controlling interests
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	(548.2)
Parent
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	(1,374.5)
Minera Florida Ltda.
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment Loss (Reversal Of Impairment Loss) Recognised In Profit Or Loss, Operating Mines	45.6
Non-operating mining properties	0.0
Impairment loss (reversal of impairment loss) recognised in profit or loss	45.6
Minera Florida Ltda. | Non-controlling interests
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	0.0
Minera Florida Ltda. | Parent
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	45.6
Cerro Moro [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment Loss (Reversal Of Impairment Loss) Recognised In Profit Or Loss, Operating Mines	169.3
Non-operating mining properties	0.0
Impairment loss (reversal of impairment loss) recognised in profit or loss	(169.3)
Cerro Moro [Member] | Non-controlling interests
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	0.0
Cerro Moro [Member] | Parent
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	(169.3)
MARA Project
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment Loss (Reversal Of Impairment Loss) Recognised In Profit Or Loss, Operating Mines	0.0
Non-operating mining properties	1,086.3
Impairment loss (reversal of impairment loss) recognised in profit or loss	1,086.3
MARA Project | Non-controlling interests
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	475.3
MARA Project | Parent
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	611.0
Suyai del Sur S.A.U.
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment Loss (Reversal Of Impairment Loss) Recognised In Profit Or Loss, Operating Mines	0.0
Non-operating mining properties	122.4
Impairment loss (reversal of impairment loss) recognised in profit or loss	122.4
Suyai del Sur S.A.U. | Non-controlling interests
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	53.0
Suyai del Sur S.A.U. | Parent
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	69.4
Jeronimo
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment Loss (Reversal Of Impairment Loss) Recognised In Profit Or Loss, Operating Mines	0.0
Non-operating mining properties	242.2
Impairment loss (reversal of impairment loss) recognised in profit or loss	242.2
Jeronimo | Non-controlling interests
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	0.0
Jeronimo | Parent
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	242.2
La Pepa Project
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment Loss (Reversal Of Impairment Loss) Recognised In Profit Or Loss, Operating Mines	0.0
Non-operating mining properties	99.9
Impairment loss (reversal of impairment loss) recognised in profit or loss	99.9
La Pepa Project | Non-controlling interests
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	19.9
La Pepa Project | Parent
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	80.0
Lavra Velha
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment Loss (Reversal Of Impairment Loss) Recognised In Profit Or Loss, Operating Mines	0.0
Non-operating mining properties	10.8
Impairment loss (reversal of impairment loss) recognised in profit or loss	10.8
Lavra Velha | Non-controlling interests
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	0.0
Lavra Velha | Parent
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	10.8
Don Sixto
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment Loss (Reversal Of Impairment Loss) Recognised In Profit Or Loss, Operating Mines	0.0
Non-operating mining properties	3.8
Impairment loss (reversal of impairment loss) recognised in profit or loss	3.8
Don Sixto | Non-controlling interests
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	0.0
Don Sixto | Parent
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	3.8
Argentina Exploration
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment Loss (Reversal Of Impairment Loss) Recognised In Profit Or Loss, Operating Mines	0.0
Non-operating mining properties	113.2
Impairment loss (reversal of impairment loss) recognised in profit or loss	113.2
Argentina Exploration | Non-controlling interests
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	0.0
Argentina Exploration | Parent
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	113.2
US Exploration
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment Loss (Reversal Of Impairment Loss) Recognised In Profit Or Loss, Operating Mines	0.0
Non-operating mining properties	29.2
Impairment loss (reversal of impairment loss) recognised in profit or loss	29.2
US Exploration | Non-controlling interests
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	0.0
US Exploration | Parent
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	$ 29.2